Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) Plant Mcf bbl	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2018 CAD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Percentage of voting power in subsidiaries	50.00%
Accumulated other comprehensive income on available-for-sale equity securities reclassified to deficit upon initial adoption IFRS 9					$ 524
Percentage of excess decline in quoted market	25.00%
Volume of natural gas as numerator of energy equivalent conversion rate | Mcf	6,000
Volume of crude oil as denominator of energy equivalent conversion rate | bbl	1
Interests in resource properties, carrying amount	$ 270,070
Exploration and evaluation assets, aggregate carrying amount	17,007
Carrying amount	$ 55,413	$ 58,325	$ 83,954
Number of power plants | Plant	1
Combined revenue	$ 113,267	139,751	274,035
Loss before taxes	(16,784)	167,829	(38,407)
Income tax expense	1,619	55,618	8,658
Net loss	(18,403)	112,211	(47,065)
Deferred income tax assets	14,295	15,735
Reversal of impairment of hydrocarbon, resource properties and property, plant and equipment, net		$ (188,203)	$ (8,945)
Disposal groups
Basis of Presentation and Summary of Significant Accounting Policies
Combined revenue	81,766
Loss before taxes	(63)
Income tax expense	(575)
Net loss	(638)
Net gain on dispositions	$ 207
Disposal of unit 1
Basis of Presentation and Summary of Significant Accounting Policies
Combined profit ( as a percent)	2.00%
Disposal of unit 2
Basis of Presentation and Summary of Significant Accounting Policies
Combined loss ( as a percent)	7.00%
IFRS 16
Basis of Presentation and Summary of Significant Accounting Policies
Carrying amount				$ 61,236
Transitional adjustments to property plant equipment	$ 2,911			$ 2,911
Transitional adjustments to accounts payable	843
Transitional adjustments to accrued expenses and other long term liabilities	$ 2,068
Weighted average incremental borrowing rate	4.01%